Borrowings	6 Months Ended
Jun. 30, 2025
Borrowings
Borrowings

3.  Borrowings

The Company has borrowings with financial institutions. Some borrowings are secured. As of June 30, 2025 and December 31, 2024, time deposits with an aggregating book value of ¥6,156 thousand and ¥6,156, respectively, are pledged as collateral. Some borrowings are guaranteed by Credit Guarantee Association, a Japanese governmental affiliate agency which supplements private companies with credit. As of June 30, 2025 and December 31, 2024, the borrowings accrue interest using fixed interest rates of 0.2% – 5.0% per annum. Debt issuance costs related to these borrowings are immaterial.

On March 18, 2025, the Company has obtained a new unsecured short-term bank loan in the amount of ¥350,000 thousand. The Company has used ¥200,000 thousand of the loan funds for repayment of indebtedness of MML, a subsidiary of the Company which is also a guarantor of the new loan, and the Company intends to use the remainder of the loan funds for general working capital, including Mother Bracelet development. The loan bears interest at a rate of 1.875% per year. The maturity date of the loan was September 30, 2025, which was refinanced in September 2025 and the new maturity date is December 31, 2025.

On March 31, 2025, The Company reached an agreement with its lender and refinanced its ¥266,000 thousand short-term loan with a new short-term loan, which had a maturity date of September 30, 2025 at an interest rate of 1.875%. The Company refinanced the short-term loan of ¥216,670 thousand and the new maturity date is March 31, 2026.

On June 23, 2025, the Company’s subsidiary, MML entered into a short-term loan agreement with its lender for the amount of ¥30,000 thousand. The representative director of MML and MML are the guarantor of the short-term loan agreement. The short-term loan bears interest at a rate of 5.0% and the maturity date of the short-term loan is October 31, 2025.

The Company issued corporate convertible bonds in the aggregate amount of ¥500,000 thousand to Kufu Company Inc., a Japanese company, in December 2022. The bonds are unsecured, accrue interest at a rate of 5.0% per annum, payable on June 30, 2023 and semi-annually thereafter, and will mature on December 28, 2027, unless earlier redeemed or converted. At any time between the six-month anniversary date of December 28, 2022 (which may be earlier in case of the limited event provided for in the indenture) and before the close of business on December 28, 2027, Kufu Company Inc., as the bond holder, may convert the bonds at its option, in whole or in part, into common shares. The Company granted a total of 40 share options, and one share option is attached to each bond equivalent to ¥12,500,000. The price per share used to calculate the number of the Company’s common shares to be delivered upon the exercise of the share options shall be ¥755. The bond holder may also exercise its put option to demand the redemption of the bonds by the Company, in whole or in part, any time after the six-month anniversary date of December 28, 2022. On November 1, 2024, the Company and Kufu Company Inc. agreed to amend the terms of the bonds to shorten the maturity date to December 31, 2025.

The Company issued corporate convertible bonds in the aggregate amount of ¥300,000 thousand to Triple One Investment Partnership, a Japanese investment limited partnership, in October 2024. The bonds are unsecured, accrue interest at a rate of 2.0% per annum, and will mature on October 29, 2027, unless earlier redeemed or converted. At any time between October 25, 2024 and before the close of business on October 29, 2027, Triple One Investment Partnership, as the bond holder, may convert the bonds at its option, in whole or in part, into common shares. The Company granted a total of three share options, and one share option is attached to each bond equivalent to ¥100,000,000. The price per share used to calculate the number of the Company’s common shares to be delivered upon the exercise of the share options shall be ¥957.

The carrying value of long-term borrowings as of June 30, 2025 and December 31, 2024 are as follows:

	Thousands of Yen
	As of June 30, 2025	As of December 31, 2024
Short-term borrowings	¥621,669	¥491,667
Borrowings (due through 2035; weighted-average interest rates of 1.2% at June 30, 2025 and 0.23% at December 31, 2024)	518,366	555,012
Corporate convertible bond	830,000	830,000
Current portion of corporate convertible bonds	(530,000)	(530,000)
Current portion of borrowings	(97,907)	(582,479)
Total debt, net of current portion	¥720,459	¥764,200

The carrying value of the Company’s borrowings approximate fair value at each balance sheet date because the stated rate of interest of the debt approximates the market interest rate at which the Company can borrow similar debt. As of June 30, 2025 and December 31, 2024, the Company did not have any borrowings measured at fair value.

The following is a summary of maturities of long-term borrowings and convertible bonds (excluding short-term borrowing) subsequent to June 30, 2025:

Thousands of Yen
Year ending December 31:
2025 (remainder)	¥579,816
2026	95,952
2027	395,952
2028	93,422
2029	93,869
2030 and thereafter	89,355
Total	¥1,348,366

The Company has short-term and long-term borrowings. These borrowings are primarily made under general agreements, which are to provide security and guarantees for present and future indebtedness or to secure a guarantor upon request of the bank, and that the banks shall have the right to offset cash deposits against any debts and obligations that have become due or, in the case of default, against all obligations to the banks. Kouji Eguchi, the representative director and the shareholder of Parent (holds 23.76% of common stock and all Class A common stock as of June 30, 2025) is a guarantor for three bank loans on behalf of Parent. As of June 30, 2025, the outstanding amount of loans guaranteed by Mr. Eguchi was ¥199,500 thousand. Kazuyoshi Takahashi, the representative director of ZACC, is the guarantor for three bank loans on behalf of ZACC, which were borrowed by ZACC from two banks prior to the acquisition of ZACC. As of June 30, 2025, Mr. Takahashi’s guarantee has not been released and the outstanding amount of loans guaranteed by Mr. Takahashi was ¥28,611 thousand. None of the borrowing agreements contain any financial covenants.